Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Condensed Consolidated Statements of Comprehensive Income
Net income	$ 8,176	$ 21,681	$ 21,045	$ 52,405
Comprehensive income	$ 8,176	$ 21,681	$ 21,045	$ 52,405